GUARANTEE RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
GUARANTEE RECEIVABLE
Guarantee receivable	¥ 537,791		¥ 6,221	¥ 6,038
Allowance for uncollectible receivables	(63,659)		(3,331)	¥ (3,017)
Guarantee receivable, net	¥ 474,132	$ 64,956	¥ 2,890